Intangible Assets, Net (Details) - Schedule of Intangible Assets Composition by Reportable Segment - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Intangible Assets Composition by Reportable Segment [Line Items]
Capitalized Software development costs	$ 9,492
Customer relationship	33,176
Acquired technology	6,285
Others	1,705
Total	50,658	$ 52,057
IT professional services [Member]
Schedule of Intangible Assets Composition by Reportable Segment [Line Items]
Capitalized Software development costs	788
Customer relationship	24,517
Acquired technology	1,439
Others	1,487
Total	28,231
Software services [Member]
Schedule of Intangible Assets Composition by Reportable Segment [Line Items]
Capitalized Software development costs	8,704
Customer relationship	8,659
Acquired technology	4,846
Others	218
Total	$ 22,427